EMPLOYEE EQUITY INCENTIVE PLAN (Stock-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Share-based compensation expense	$ 1,547,780	$ 1,573,729	$ 4,464,497
2015	740,732
2016	401,700
2017	371,449
2018	84,700
Total	$ 1,598,581
Stock-based compensation, weighted average period	2 years 7 months 28 days